Segmented Information (Tables)	12 Months Ended
Oct. 31, 2022
Segmented Information Abstract
Schedule of consolidated statement of financial position
	Canada	Kazakhstan	Total
Cash and cash equivalents	$237,000	$188,000	$425,000
Other receivables	19,000	35,000	54,000
Prepaid expenses	29,000	91,000	120,000
Office and equipment, net	86,000	73,000	159,000
Minerals properties	—	5,035,000	5,035,000
Right-of use assets	266,000	—	266,000
Other non-current assets	33,000	—	33,000
Prepaid expense non-current		560,000	560,000
	$670,000	$5,981,000	$6,651,000

	Canada	Kazakhstan	Total
Cash and cash equivalents	$3,806,000	$—	$3,806,000
Other receivables	16,000	—	16,000
Prepaid expenses	32,000	—	32,000
Due from related party	3,000	—	3,000
Loans to Ekidos Minerals LLP	3,178,000	—	3,178,000
Office and equipment, net	105,000	—	105,000
Mineral properties	—	652,000	652,000
	$7,140,000	$652,000	$7,792,000